Additional Information on Consolidated Loss	12 Months Ended
Mar. 31, 2024
Profit (loss) [abstract]
Additional Information on Consolidated Loss	ADDITIONAL INFORMATION ON CONSOLIDATED LOSS
The following table provides additional information on the consolidated loss:

Year ended	March 31,
	2024	2023
	$	$
Expenses by Nature
Employee compensation and subcontractor costs	431,543	469,210
Government assistance in the form of tax credits (a)	(8,467)	(10,686)
Licenses and telecommunications	13,915	12,692
Professional fees	9,010	7,496
Other expenses	15,910	15,979
Impairment of property and equipment and right-of-use assets (note 6,7) (b)	1,462	2,758
Depreciation of property and equipment	3,338	2,807
Depreciation of right-of-use assets	2,575	3,729
	469,286	503,985

Expenses by Function
Cost of revenues	341,815	370,927
Selling, general and administrative expenses	121,558	126,522
Depreciation	5,913	6,536
	469,286	503,985

(a) Tax credits are included in cost of revenues.
(b) Includes derecognition of right-of-use assets, remeasurement of lease liabilities and certain costs related to lease termination.